Consent of Independent Registered Public Accounting Firm


To the Board of Directors of
Stock Dividend Fund, Inc.

We consent to the use in this Registration Statement on
 Form N-1A of our report dated February 22, 2021, with respect to the financial statements and financial highlights of Stock Dividend Fund, Inc. which is included in such Post-Effective Registration Statement Amendment
 No 26., and to the use of our name and the statement with respect to us, as appearing in Part B to the Registration
 Statement under the heading 'Other Service Providers' in the Statement of Additional Information.


/s/ Turner, Stone & Company, LLP


Dallas, Texas
February 22, 2021